Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following (in thousands):

	2009	2010	2011
Current:
Federal	$4,697	5,500	14,053
State	1,298	1,132	3,103

	5,995	6,632	17,156

Deferred:
Federal	$(2,260)	(172)	(7,350)
State	(664)	204	(2,290)

	(2,924)	32	(9,640)

	$3,071	6,664	7,516

Reconciliation of Federal Statutory Income Tax Expense to Actual Income Tax Expense

The reconciliation between the amount computed by applying the U.S. federal statutory rate of 35% to income before taxes and the Company’s tax provision for 2009, 2010 and 2011 is as follows:

	2009	2010	2011
Expected federal income tax provision (benefit)	35%	35%	35%
State tax, net of federal benefit	5	5	3
Permanent differences	2	2	1
Other	(4)	(2)	(1)

	38%	40%	38%

Components of Deferred Tax Assets and Liabilities

The following table summarizes the components of the Company’s deferred tax assets and liabilities as of December 31, 2010 and 2011 (in thousands):

	2010	2011
Deferred tax assets:
Bad debt reserve	$18	30
Vacation accrual	341	315
Remeasurement expense nonqualified stock options	1,156	1,137
Amortization of deferred finance costs	1,806	1,822
Acquisition costs	266	229
Bonus accrual	—	483
State tax deferral	433	1,041
Stock option compensation	702	690
Legal settlement	—	516
Deferred revenue	—	1,284
State tax credits	—	386
Other	—	409

	4,722	8,342
Valuation allowance	—	(148)

	4,722	8,194

Deferred tax liabilities:
Identifiable intangible assets	(21,095)	(14,307)
Book versus tax depreciation	(2,104)	(3,029)
Amortization of deferred finance costs	(428)	(135)
State net operating loss carryforward	(34)	(22)

	(23,661)	(17,493)

Net deferred tax liabilities	$(18,939)	(9,299)